Other Receivables and Prepayment (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 28, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Receivables and Prepayment (Details) [Line Items]
Repayable, description		repayable in July 2022.
Unsecured and bear interest rate		3.00%
Other receivable		$ 21,501,677
Share purchase agreement, description	pursuant to which the Company will acquire 100% of the equity interests of Saleya Holdings Limited (“Saleya”) from Saleya’s shareholders for an aggregate purchase price of approximately $120 million. As of December 31, 2020, $35,150,770 of cash payment has been made, 2,708,498 of common shares were issued at USD7.00 per share, amounting to $18,959,486 and 1,500,310 of series B preferred shares were issued at USD4.09 per share, amounting to $6,138,204. The acquisition was completed on March 17, 2021.
Allowance for expected credit losses		4,033,949	$ 136,887
General and Administrative Expense [Member]
Other Receivables and Prepayment (Details) [Line Items]
Allowance for expected credit losses		$ 9,138,995	$ 312,552	$ 137,723